Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 0	$ 48
Accounts receivable (Note 8)	635	833
Due from related parties (Note 26)	439	224
Other current assets (Note 9)	104	97
Total current assets	1,178	1,202
Property, plant and equipment (Note 10)	19,871	19,068
Other long-term assets:
Regulatory assets (Note 12)	3,049	3,145
Deferred income tax assets (Note 7)	954	1,213
Intangible assets (Note 11)	369	349
Goodwill (Note 4)	325	327
Other assets	5	6
Total other long-term assets	4,702	5,040
Total assets	25,751	25,310
Current liabilities:
Bank indebtedness	3	0
Short-term notes payable (Note 15)	926	469
Long-term debt payable within one year (Notes 15, 16)	752	602
Accounts payable and other current liabilities (Note 13)	892	933
Due to related parties (Note 26)	343	253
Total current liabilities	2,916	2,257
Long-term liabilities:
Long-term debt (includes $541 measured at fair value; 2016 – $548) (Notes 15, 16)	9,315	10,078
Regulatory liabilities (Note 12)	128	209
Deferred income tax liabilities (Note 7)	70	60
Other long-term liabilities (Note 14)	2,734	2,765
Total Long-term liabilities	12,247	13,112
Total liabilities	15,163	15,369
Contingencies and Commitments (Notes 28, 29)
Subsequent Events (Note 31)
Preferred shares (Note 21)	486	0
Noncontrolling interest subject to redemption (Note 25)	22	22
Equity
Common shares (Note 21)	4,856	5,391
Retained earnings	5,183	4,487
Accumulated other comprehensive loss	(9)	(9)
Hydro One shareholder’s equity	10,030	9,869
Noncontrolling interest (Note 25)	50	50
Total equity	10,080	9,919
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	$ 25,751	$ 25,310